Goodwill, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Goodwill [Line Items]
Goodwill, net	$ 74,829,000	$ 79,516,000
Impairment loss on goodwill	1,517,000
Business start-up training services
Goodwill [Line Items]
Goodwill, net	1,517,000	0	0
Impairment loss on goodwill	1,517,000
Professional education services
Goodwill [Line Items]
Impairment loss on goodwill	0	0	0
Sales of learning simulation software
Goodwill [Line Items]
Impairment loss on goodwill	$ 0	$ 0	$ 0